                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                 811-21492

Exact name of registrant as specified in charter:   Reserve Short-Term
                                                    Investment Trust

Address of principal executive offices:             1250 Broadway
                                                    New York, NY 10001-3701

Name and address of agent for service:              Edmund P. Bergan
                                                    1250 Broadway
                                                    New York, NY 10001-3701

Registrant's telephone number, including area code: 212-401-5500

Date of fiscal year end:                            March 31

Date of reporting period:                           March 31, 2006

ITEM 1.    ANNUAL REPORTS TO SHAREHOLDERS

[THE RESERVE LOGO]
A TRADITION OF FINANCIAL INNOVATION(SM)

ANNUAL REPORT

RESERVE YIELD PLUS FUND
OF RESERVE SHORT-TERM INVESTMENT TRUST

MARCH 31, 2006

[THE RESERVE LOGO]
A TRADITION OF FINANCIAL INNOVATION(SM)

1250 BROADWAY, NEW YORK, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700 - www.TheR.com

THIS LITERATURE IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN APPROPRIATE CURRENT PROSPECTUS.

DISTRIBUTOR--RESRV PARTNERS, INC.

RYP/ANNUAL 03/06

[CHART]

                        RESERVE YIELD PLUS FUND - CLASS R

                                RESERVE YIELD                  FED FUNDS
                             PLUS CLASS R RETURN          EFFECTIVE RATE RETURN
        8/31/2005               $    10,000.00              $    10,000.00
        8/31/2005               $    10,001.00              $    10,000.99
        9/30/2005               $    10,030.87              $    10,030.82
        10/31/2005              $    10,064.49              $    10,063.07
        11/30/2005              $    10,098.09              $    10,096.19
        12/31/2005              $    10,133.63              $    10,131.90
        1/31/2006               $    10,172.62              $    10,168.84
        2/28/2006               $    10,208.08              $    10,203.94
        3/31/2006               $    10,247.13              $    10,243.78

Reserve Yield Plus Class R Return--2.47%
Fed Funds Effective Rate Return--2.44%

     Total return of a $10,000 investment in the Fund vs. Benchmark Index without dividend reinvestment.

Dear Investor,

     The Federal Reserve continued its even pace in raising short-term interest rates throughout 2005 and into the second quarter of 2006, bringing the overnight interest rate to 4.88% as of the most recent rate hike on May 10, 2006. For the period ended March 31, 2006 the Reserve Yield Plus Fund Class R had total return of 2.47%. For the net return of the Fund, please refer to the Financial Highlights portion of the Notes To Financial Statements section of this report.

     The Reserve Yield Plus Fund, which will have been open for one year as of June 8, 2006, has demonstrated good relative performance and continues to be an excellent complement to money funds to meet investors mid-term cash needs. The Fund's ability to remain on the short end of the yield curve in a rising interest rate environment has served it well. Moreover, as we believe we are headed into a stable rate environment, the Fund is well positioned to extend maturities (up to 24 months) to potentially increase returns over that of traditional money funds whose maturities cannot extend beyond 13 months. We will employ this strategy of selectively extending maturities only where we see trades of value as short-term interest rates level off.

     Thank you for choosing The Reserve. We are always eager to receive your comments and suggestions. Input from our clients is the best way for us to maximize our service to you.

Bruce R. Bent
Chairman

                                                                    INCEPTION
                                                   INCEPTION          DATE
                                                   ---------        ---------
   RESERVE YIELD PLUS - CLASS R                      2.47%            8/31/05
   FED FUNDS EFFECTIVE RATE                          2.44%

Past performance is not predictive of future performance. The Fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The above graph compares a $10,000 investment made in Class R of the Reserve Yield Plus Fund on 8/31/05 to a $10,000 investment made at the Federal Funds Effective Rate on that date. All dividends and capital gains are reinvested. The Federal Funds Effective Rate is the volume-weighted average of rates that the Fed Funds trades at which are arranged through the major brokers. The return shown includes the effect of a fee waiver by the Adviser. If the waiver had not been in effect, the returns would have been lower than those shown. The current return for Class R would have been lower by 95 basis points.

          RESERVE SHORT-TERM INVESTMENT TRUST--RESERVE YIELD PLUS FUND

                     SCHEDULE OF INVESTMENTS--MARCH 31, 2006

  PRINCIPAL
   AMOUNT                                                                                         VALUE
--------------                                                                                ---------------
                 NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--30.2%
                 DOMESTIC--4.4%
$   15,000,000   Wachovia Bank NA, 4.92%, 3/30/07                                             $    15,003,750
    45,000,000   Washington Mutual Bank, 4.70%, 5/10/06                                            44,994,150
                                                                                              ---------------
                                                                                                   59,997,900
                                                                                              ---------------
                 YANKEES--25.8%
     4,000,000   Bank of Nova Scotia, 4.74%, 2/23/07                                                4,000,960
    40,000,000   Bank of Tokyo Mitsubishi, 4.80%, 5/3/06                                           40,000,000
     7,000,000   BNP Paribas, 4.60%, 3/6/07                                                         6,998,110
    20,000,000   BNP Paribas, 4.47%, 5/8/06                                                        19,991,400
    20,000,000   Calyon, 4.84%, 8/10/06                                                            20,000,000
    20,000,000   Credit Suisse First Boston, 4.47%, 5/10/06                                        19,991,400
    20,000,000   Deutsche Bank, 4.81%, 2/14/07                                                     19,923,200
    15,000,000   ForeningsSparBanken, 4.85%, 1/29/07                                               14,952,600
    10,000,000   HBOS PLC, 4.29%, 4/21/06                                                           9,997,100
    40,000,000   Mizuho Corp Bank, 4.61%, 4/27/06                                                  40,000,000
    20,000,000   Nordea Bank, 4.70%, 5/8/06                                                        19,997,400
    25,000,000   Norinchukin Bank, 4.53%, 4/12/06                                                  24,998,000
    10,000,000   Royal Bank of Scotland, 4.845%, 1/30/07                                            9,967,900
     4,000,000   Royal Bank of Scotland, 4.74%, 2/23/07                                             4,000,440
    20,000,000   Societe Generale, 4.50%, 4/10/06                                                  19,998,600
    20,000,000   Societe Generale, 4.70%, 5/10/06                                                  20,000,000
    15,000,000   Svenska Handelsbanken, 4.85%, 1/29/07                                             14,952,900
    40,000,000   UBS AG, 4.80%, 5/10/06                                                            40,000,000
                                                                                              ---------------
                                                                                                  349,770,010
                                                                                              ---------------
                 TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT (COST $409,990,025)                409,767,910
                                                                                              ---------------
                 ASSET BACKED COMMERCIAL PAPER--12.0%
    30,000,000   Aspen Funding, 4.65%, 4/10/06                                                     29,965,125
    42,795,000   Park Avenue Receivables, 4.66%, 4/12/06                                           42,734,065
    40,000,000   Grampian Funding Ltd, 4.20%, 4/13/06                                              39,946,000
    50,000,000   Kitty Hawk Funding Corp, 4.66%, 4/12/06                                           49,928,805
                                                                                              ---------------
                 TOTAL COMMERICAL PAPER (COST $162,571,995)                                       162,573,995
                                                                                              ---------------
                 EURO TIME DEPOSITS--0.9%
    13,000,000   Suntrust Bank, 4.82%, 4/3/06 (Cost $13,000,000)                                   13,000,000
                                                                                              ---------------
                 CORPORATE NOTES--1.0%
    13,742,000   Countrywide Financial, 5.50%, 8/1/06 (Cost $13,770,538)                           13,760,552
                                                                                              ---------------
                 US GOVERNMENT AGENCY NOTES/BOND--1.1%
    15,000,000   Federal Home Loan Mortgage Corp., 4.80%, 2/23/07 (Cost $15,000,000)               14,950,500
                                                                                              ---------------
                 FLOATING RATE NOTES--24.7%
    50,000,000   American Express Centurion Bank, 4.72%, 3/15/07                                   49,990,000
    60,000,000   Comerica Bank, 4.79%, 9/27/07                                                     59,981,381
    32,453,000   Countrywide Financial Co., 4.69%, 4/12/06                                         32,450,728
    15,000,000   Countrywide Financial Co., 4.67%, 12/19/07                                        15,005,700
    16,000,000   Merrill Lynch and Co, 4.93%, 2/27/07                                              16,019,200
    30,000,000   National City Bank, 4.82%, 9/18/07                                                29,984,481
    32,000,000   Vodafone Group PLC, 5.05%, 12/28/07                                               32,009,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

  PRINCIPAL
   AMOUNT                                                                                          VALUE
--------------                                                                                ---------------

                 FLOATING RATE NOTES (CONTINUED)
$   25,000,000   Bank of America, 4.81%, 11/7/06                                              $    25,000,000
    25,000,000   Morgan Stanley Corp., 5.06%, 1/11/08                                              25,015,500
    50,000,000   Skandinaviska Enskilda Banken, 4.68%, 4/9/07                                      50,000,000
                                                                                              ---------------
                 TOTAL FLOATING RATE NOTES (COST $335,444,304)                                    335,456,590
                                                                                              ---------------
                 ASSET BACKED SECURITIES--1.3%
    17,045,781   Nissan Auto Receivables, 4.66%, 2/15/07 (Cost $17,045,781)                        17,045,781
                                                                                              ---------------
                 REPURCHASE AGREEMENTS- 28.4%
    49,000,000   Merrill Lynch & Co., Inc, 4.91%, dated 3/31/06, due 4/3/06, repurchase proceeds at maturity $49,020,070 (collateralized by ABS 9.67% due 1/2/29 valued at $11,510,839, ABS 7.36% due 2/5/36 valued at $11,344, CBND 7.625%
                 due 5/15/08 valued at $13,126,586, CBND 7.63% due 12/1/22 valued at
                 $5,162,820, CBND 7.20% due 12/15/09 valued at $654,889, CBND 8.25% due
                 3/1/07 valued at $190,340, CBND 8.14% due 10/1/19 valued at $10,640,036,
                 CBND 8.027% due 10/1/20 valued at $824,870, CBND 6.25% due 5/15/08 valued
                 at $9,332,877)                                                                    49,000,000
    67,000,000   Bear Stearns & Co., Inc, 4.84%, dated 3/31/06, due 4/3/06, repurchase proceeds at maturity $67,027,023 (collateralized by CMO 6.00%
                 due 5/25/36 valued at $5,187,386, CMO 6.00% due 5/25/36 valued at
                 $3,277,340, CMO 5.75% due 5/25/36 valued at $9,596,320, CMO 5.75% due
                 5/25/36 valued at $9,466,319, CMO 6.00% due 5/25/36 valued at $7,572,054,
                 CMO 6.00% due 5/25/36 valued at $7,739,431, CMO 6.00% due 5/25/36 valued at
                 $564,500, CM0 6.00% due 5/25/36 valued at $14,452,780, CM0 5.75% due
                 5/25/36 valued at $844,053, CMO 6.00% due 5/25/36 valued at $388,614, CMO
                 6.00% due 3/25/34 valued at $2,230,051, CMO 5.66% due 2/1/36 valued at
                 $9,034,675)                                                                       67,000,000

    30,000,000   Wachovia Bank NA, 4.95%, dated 3/31/06, due 4/3/06, repurchase proceeds at maturity $30,012,363 (collateralized by ABS 0.00% due 5/1/15 valued at $65,128, ABS 0.00% due 12/22/35 valued at $1,589,253, ABS 5.51%
                 due 1/13/18 valued at $6,000,000, ABS 6.05% due 11/1/17 valued at
                 $5,000,000, ABS 5.42% due 9/25/35 valued at $4,420,139, ABS 5.45% due
                 2/25/35 valued at $4,927,706, ABS 5.44% due 9/25/35 valued at $5,019,265,
                 ABS 3.82% due 8/17/12 valued at $4,478,509)                                       30,000,000

    40,000,000   Bank of America Corp., 4.90%, dated 3/31/06, due 4/3/06, repurchase proceeds at maturity $40,016,350 (collateralized by CBND 5.75% due 9/1/17 valued at $8,745,372, CBND 7.88% due 7/15/17 valued at $16,213,350, CBND
                 8.88% due 12/15/10 valued at $2,408,253, CBND 6.00% due 7/15/35 valued at
                 $14,579,760)                                                                      40,000,000

    45,000,000   Deutsche Bank Securities Inc, AG, 4.94%, dated 3/31/06, due 4/3/06, repurchase proceeds at maturity $45,018,488 (collateralized by CBND 4.656%
                 due 5/17/07 valued at $5,250,000, ABS 5.35% due 7/15/10 valued at
                 $42,000,000)                                                                      45,000,000

    65,000,000   Barclays Bank PLC, 4.91%, dated 3/31/06, due 4/3/06, repurchase proceeds at maturity $65,026,596 (collateralized by ABS 7.00% due 10/25/35 valued at $23,677,302, ABS 6.55% due 12/15/08 valued at $25,690,669, ABS
                 5.19% due 1/15/10 valued at $13,866,759, ABS 0.00% due 5/12/46 valued at
                 $3,831,406)                                                                       65,000,000

    40,000,000   Morgan Stanley Corp., 4.92%, dated 3/31/06, due 4/3/06, repurchase proceeds at maturity $40,016,400 (collateralized by CD 4.95% due 3/22/07 valued at $99,500, CD 0.00% due 2/1/27 valued at $28,340,550 CD 5.00% due
                 3/17/09 valued at $221,000, CD 0.00% due 3/28/16 valued at $4,999,950, CD
                 0.00% due 3/22/07 valued at $52,000, CD 4.75% due 9/22/06 valued at
                 $61,000, CD 0.00% due 3/21/07 valued at $100,000, CD 0.00% due 6/29/06
                 valued at $781,000, CD 0.00% due 7/3/06 valued at $7,345,000)                     40,000,000

    50,000,000   HSBC Bank USA, 4.93%, dated 3/31/06, due 4/3/06, repurchase proceeds at maturity $50,020,521 (collateralized by CBND 7.88% due 6/2/10 valued at $31,599, CBND 3.66% due 11/15/06 valued at $2,982, CBND 0.00% due
                 9/21/07 valued at $10,000,000, CBND 6.38% due 6/15/06 valued at $2,744,993,
                 CBND 4.65% due 7/1/10 valued at $61,397, CBND 0.00% due 5/11/07 valued at
                 $740,503, CBND 7.25% due 7/19/35 valued at $9,637,400, CBND due 12/15/09 valued at $17,516,543, CBND 8.63% due 2/1/22 valued at $6,120,042, CBND
                 0.00% due 2/9/15 valued at $80,753, CBND 6.38% due 4/1/12 valued at
                 $5,566,027)                                                                       50,000,000
                                                                                              ---------------
                 TOTAL REPURCHASE AGREEMENTS (COST $386,000,000)                                  386,000,000
                                                                                              ---------------

                 TOTAL INVESTMENTS (COST $1,352,822,643)                                99.6%   1,352,555,328
                 OTHER ASSETS, LESS LIABILITIES                                          0.4        5,242,712
                                                                                   ---------  ---------------
                 NET ASSETS                                                            100.0% $ 1,357,798,040
                                                                                   =========  ===============

           GLOSSARY

         ABS  -- Asset Backed Security
        CBND  -- Corporate Bond
          CD  -- Certificate of Deposit
         CMO  -- Collateralized Mortgage Obligation

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE SHORT-TERM INVESTMENT TRUST--RESERVE YIELD PLUS FUND

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2006

ASSETS:
  Investments in securities at market value
    (identified cost $1,352,822,643)                                     $   1,352,555,328
  Interest receivable                                                            4,803,372
  Subscription receivable                                                        3,800,000
                                                                         -----------------
    Total Assets                                                             1,361,158,700
                                                                         -----------------

LIABILITIES:
  Due to custodian                                                               3,179,777
  Income dividend payable                                                          178,434
  Accrued comprehensive management fee                                               1,860
  Accrued expenses                                                                     589
                                                                         -----------------
    Total Liabilities                                                            3,360,660
                                                                         -----------------
NET ASSETS                                                               $   1,357,798,040
                                                                         =================

COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.0001 per share)                    $         135,806
  Paid-in capital                                                            1,357,923,904
  Accumulated net realized gain on investments                                       5,645
  Net unrealized appreciation(depreciation) of investments                        (267,315)
                                                                         -----------------
NET ASSETS                                                               $   1,357,798,040
                                                                         =================

NET ASSET VALUE PER SHARE
  (offering and redemption price per share)
  Class 15 ($1,293,947,979/1,294,197,344 shares)                         $            1.00
                                                                         =================
  Class 25 ($60,777,570/60,789,283 shares)                               $            1.00
                                                                         =================
  Class TT ($2,402,012/2,402,475 shares)                                 $            1.00
                                                                         =================
  Class R ($670,479/670,608 shares)                                      $            1.00
                                                                         =================

STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM JUNE 8, 2005 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2006

INVESTMENT INCOME:
  Interest                                                               $      27,910,446
                                                                         -----------------
EXPENSES:
  Comprehensive management fee:
    Class 15                                                                       838,088
    Class 25                                                                       235,809
    Class TT                                                                         1,053
    Class R                                                                          1,091
  Distribution fee - Class R                                                           355
  Registration fee                                                                  58,038
  Trustee fee                                                                        4,359
  Compliance Officer expense                                                         2,293
                                                                         -----------------
    Total expenses before waiver                                                 1,141,086
  Less: expenses waived                                                           (864,961)
                                                                         -----------------
  Less: reimbursement of expenses                                                  (64,690)
                                                                         -----------------
    Net Expenses                                                                   211,435
                                                                         -----------------
    Net Investment Income                                                       27,699,011
                                                                         -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                                   5,645
  Net change in unrealized appreciation (depreciation)
    of investments                                                                (267,315)
                                                                         -----------------
  Net realized and unrealized loss on investments                                 (261,670)
                                                                         -----------------
  Net Decrease in Net Assets Resulting from Operations                   $      27,437,341
                                                                         =================

                       STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE PERIOD FROM JUNE 8, 2005 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2006

INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income                                                  $      27,699,011
  Net realized gain from investment transactions                                     5,645
  Net change in unrealized depreciation of investments                            (267,315)
                                                                         -----------------
  Net increase in net assets resulting from operations                          27,437,341
                                                                         -----------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income
    Class 15                                                                   (23,886,621)
    Class 25                                                                    (3,798,233)
    Class TT                                                                        (7,712)
    Class R                                                                         (6,445)
                                                                         -----------------
  Total dividends to shareholders                                              (27,699,011)
                                                                         -----------------
CAPITAL SHARES TRANSACTIONS:
  Proceeds from sale of shares                                               7,073,500,734
  Reinvestment of dividends                                                     27,520,577
  Cost of shares redeemed                                                   (5,742,961,601)
                                                                         -----------------
  Net increase in net assets resulting from capital share transactions       1,358,059,710
                                                                         -----------------
  Total increase (decrease) in net assets                                    1,357,798,040

NET ASSETS:
  Beginning of period                                                                   --
                                                                         -----------------
  End of period                                                          $   1,357,798,040
                                                                         =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      The Reserve Yield Plus Fund (the "Fund"), a series of the Reserve Short-Term Investment Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. While the Fund is not a money market fund, it seeks to maintain a stable $1.00 share price, however, there are no assurances a $1.00 share price will be maintained. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

      A. The Fund's authorized shares of beneficial interest, having a $0.0001 par value, are unlimited. The Fund currently offers the following classes of shares: Class 8, Class 10, Class 12, Class 13, Class 15, Class 20, Class 25, Class 35, Class 45, Class TT, and Class R. Only Class 15, Class 25, Class TT and Class R had outstanding share balances on March 31, 2006.

      B. For securities whose maturity is greater than 60 days, the Fund's investments are valued based on market quotations provided by an independent pricing service. If market quotations are not readily available for particular securities or if events which are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the Fund's calculation of net asset value at 5:00 p.m. Eastern Time, those securities will be valued at their fair value. The Fund may use pricing services to determine the fair value price of securities in those situations. If such third party pricing information is unavailable, a "fair value" price will be determined by Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, in good faith under the supervision of the Board of Trustees ("Trustees"). A security's "fair value" price may differ from the price next available from independent providers. For securities whose maturity is 60 days or less, the Fund will use the amortized cost method of valuation which approximates fair value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. There were no fair valued securities at year-end.

      C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts.

      E. Dividends from net investment income and unrealized net short-term capital gains are declared daily and paid monthly by the Fund. The Fund's realized net long-term capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      F. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Trustees. RMCI follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Fund's custodians hold the securities that are subject to repurchase agreements. The counterparty bankruptcy could delay recovery of collateral.

      G. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

      H. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class. Fees not relating to a specific class are allocated to the various classes of the Fund on the basis of daily net assets of each class.

(2)   INVESTMENT ACTIVITY:

      For the period ended March 31, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $0 and $0, respectively. The fund only invested in securities with a maturity of less than one year.

      At March 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes and the cost of investments for federal income tax purposes were as follows:

                                                                        NET UNREALIZED
                                                                        APPRECIATION /
               TAX BASIS COST     APPRECIATION      DEPRECIATION       (DEPRECIATION)
               ---------------   --------------   ----------------   -------------------
               $ 1,352,822,643   $           --   $       (267,315)  $          (267,315)

(3)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Trustees. RMCI is responsible for the supervision of the Fund's day-to-day operations, manages its investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily and paid periodically. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of the Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), record keeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation for the Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, government imposed fees and expenses, including but not limited to federal and state registration fees and cost of shareholder meetings, including proxy solicitations, payments under the Distribution Plans, if applicable (as defined below), and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), including the fees of the independent counsel of the Independent Trustees for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of the Fund according to the following schedule:

         CLASS 8   CLASS 10   CLASS 12   CLASS 13   CLASS 15   CLASS 20   CLASS 25   CLASS 35   CLASS 45   CLASS TT    CLASS R
         -------   --------   --------   --------   --------   --------   --------   --------   --------   --------    -------
           0.08%      0.10%      0.12%      0.13%      0.15%      0.20%      0.25%      0.35%      0.45%      0.60%      0.75%

      From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund that would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate, and other payments to Intermediaries.

      During the period ended March 31, 2006, RMCI voluntarily waived $864,961 of its comprehensive management fees for the Fund. Certain Trustees and Officers of the Fund are also Officers of RMCI.

      DISTRIBUTION ASSISTANCE:

      The Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") and has entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R Shares. The rate of distribution expenses is 0.25%, per year of average daily net assets. The Distribution Plan requires RMCI to pay at least an equivalent amount from its own resources. During the period ended March 31, 2006, RMCI waived all of its distribution fees of $355 for the Fund.

(4)   CAPITAL SHARE TRANSACTIONS:

      For the period ended March 31, 2006, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

                                              FOR THE PERIOD FROM JUNE 8, 2005* THROUGH MARCH 31, 2006
                    -------------------------------------------------------------------------------------------------------------
                       CLASS TT           CLASS 25        CLASS 8      CLASS 10       CLASS 12       CLASS 13         CLASS 15
                    ---------------  -----------------  -----------  -------------  -------------  -------------  ---------------

      Sold                2,730,113      1,618,626,731           --             --             --             --    5,451,133,271
      Reinvested              7,389          3,790,271           --             --             --             --       23,716,762
      Redeemed             (335,027)    (1,561,627,719)          --             --             --             --   (4,180,652,689)
                    ---------------  -----------------  -----------  -------------  -------------  -------------  ---------------
      Net Increase
       (Decrease)         2,402,475         60,789,283           --             --             --             --    1,294,197,344
                    ===============  =================  ===========  =============  =============  =============  ===============

                                                                        CLASS 20      CLASS 35        CLASS 45         CLASS R
                                                                     -------------  -------------  -------------  ---------------
      Sold                                                                      --             --             --        1,010,619
      Reinvested                                                                --             --             --            6,155
      Redeemed                                                                  --             --             --         (346,166)
                                                                     -------------  -------------  -------------  ---------------
      Net Increase
       (Decrease)                                                               --             --             --          670,608
                                                                     =============  =============  =============  ===============

----------
* Class 25 and TT commenced operations on June 8, 2005. Class 15 and R commenced operations on August 31, 2005.

(5)   COMMITMENTS AND CONTINGENCIES:

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of the Fund for the period as indicated:

      The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                 CLASS 15                CLASS 25              CLASS TT              CLASS R
                                             -------------------   -------------------   -------------------   -------------------
                                               FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                                    ENDED                 ENDED                 ENDED                 ENDED
                                              MARCH 31, 2006(b)     MARCH 31, 2006(a)     MARCH 31, 2006(a)     MARCH 31, 2006(b)
                                             -------------------   -------------------   -------------------   -------------------
      Net asset value, beginning of period   $              1.00   $              1.00   $              1.00   $              1.00
      Increase from investment operations
          Net investment income                             0.02                  0.03                  0.03                  0.02
                                             -------------------   -------------------   -------------------   -------------------
      Total from investment operations                      0.02                  0.03                  0.03                  0.02
                                             -------------------   -------------------   -------------------   -------------------
      Dividends from net investment income                 (0.02)                (0.03)                (0.03)                (0.02)
                                             -------------------   -------------------   -------------------   -------------------
      Total distributions                                  (0.02)                (0.03)                (0.03)                (0.02)
                                             -------------------   -------------------   -------------------   -------------------
      Net asset value, end of period         $              1.00   $              1.00   $              1.00   $              1.00
                                             ===================   ===================   ===================   ===================
      Total Return                                          2.46%                 3.26%                 3.26%                 2.47%

      RATIOS/SUPPLEMENTAL DATA

      Net assets end of year (thousands)     $         1,293,948   $            60,778   $             2,402   $               670
      Ratios of expenses to average net
      assets#                                               0.16%                 0.26%                 0.61%                 1.01%
      Ratios of expenses to average net
      assets net of fee waivers#                            0.03%                 0.02%                 0.04%                 0.04%
      Ratios of net investment income to
      average net assets#                                   4.28%                 4.03%                 4.46%                 4.44%
      Portfolio Turnover Rate*                              0.00%                 0.00%                 0.00%                 0.00%

----------
(a)   Class 25 and TT commenced operations on June 8, 2005.
(b)   Class 15 and R commenced operations on August 31, 2005.
*     This number excludes short-term investments.
#     Annualized.

(7)   DISTRIBUTIONS TO SHAREHOLDERS

      For the period ending March 31, 2006, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Asset was $27,699,011 of ordinary income.

      At March 31, 2006, the components of accumulated earnings on a tax basis were as follows:

                    UNDISTRIBUTED        ACCUMULATED          UNREALIZED
                      ORDINARY          CAPITAL GAINS        APPRECIATION
                       INCOME             (LOSSES)          (DEPRECIATION)
                  -----------------   -----------------   -----------------
                  $         184,079                  --   $        (267,315)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Reserve Short-Term Investment Trust:

We have audited the accompanying statement of assets and liabilities of Reserve Yield Plus Fund of Reserve Short-Term Investment Trust (the Fund), including the schedule of investments, as of March 31, 2006, and the related statements of operations, changes in net assets and the financial highlights for the period from June 8, 2005 (commencement of operations) to March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Fund as of March 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the period from June 8, 2005 (commencement of operations) to March 31, 2006, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

New York, New York
May 26, 2006

                       RESERVE SHORT-TERM INVESTMENT TRUST

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 31 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEE

                               POSITIONS WITH             TERM OF OFFICE**            PRINCIPAL OCCUPATIONS DURING THE LAST
NAME, ADDRESS, AGE                THE FUND             AND LENGTH OF SERVICE            FIVE YEARS AND OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT+*           Chairman, Trustee,        Trustee since inception     President of Reserve Management Company, Inc.
Age: 69                   President and                                         ("RMCI"), Director and Chairman/Chief Executive
The Reserve               Treasurer                 President and               Officer of Reserve Management Corporation ("RMC")
1250 Broadway                                       Treasurer since 2005        and Chairman and Director of Resrv Partners, Inc.
New York, NY 10001                                                              ("RESRV") since 2000; Chairman and Director of
                                                                                Reserve International Liquidity Fund Ltd. since
                                                                                1990. Co-founder of The Reserve Fund ("RF") in
                                                                                1970; officer thereof since 1970

INDEPENDENT TRUSTEES

                               POSITIONS WITH             TERM OF OFFICE**            PRINCIPAL OCCUPATIONS DURING THE LAST
NAME, ADDRESS, AGE                THE FUND             AND LENGTH OF SERVICE            FIVE YEARS AND OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------------
JOSEPH D. DONNELLY        Trustee                   Since inception             Retired; Managing Director and General Counsel to
Age: 57                                                                         the Pershing Division of Donaldson, Lufkin and
5 Beacon Boulevard                                                              Jenrette Securities Corporation from 1976 to 2002;
Sea Girt, NJ 08750                                                              Director of Compliance for Donaldson, Lufkin and
                                                                                Jenrette from 1976 to to 1982; Member of Pershing
                                                                                Executive Committee from 1986 to present);
                                                                                Co-chair of Pershing Credit Policy Committee from
                                                                                1986 to 2002; Trustee of other Reserve and
                                                                                Hallmark Funds

FRANK J. STALZER          Trustee                   Since inception             Vice President and General Manager of Arrow/Zeus
Age: 47                                                                         (Electronics) since 2004; Vice President of
5 Meadowridge Drive                                                             Marketing for Arrow/Zeus from 2002 to 2004; Vice
New Fairfield, CT                                                               President of Sales for Arrow/Zeus from 2000 to
06812                                                                           2002; Regional Vice President of Arrow/Richey from
                                                                                1999 to 2000; Regional Director-East of Richey
                                                                                Electronics from 1996 to 1999; Trustee of other
                                                                                Reserve and Hallmark Funds

EDWIN EHLERT, JR.         Trustee                   Trustee of all              Retired. President, Premier Resources, Inc.
Age: 75                                             Trusts since                (meeting management firm) since 1987.
2517 Highway #35, Bldg. J                           inception
Manasquan, NJ 08736

WILLIAM J. MONTGORIS      Trustee                   Trustee of all              Retired since 1999; Chief Operating Officer of The
Age: 59                                             Trusts since 1999           Bear Stearns Companies, Inc. from 1979 to 1999,
286 Gregory Road                                                                Director of Stage Stores, Inc. (retailing) since
Franklin Lakes, NJ 07417                                                        2004.

OFFICERS WHO ARE NOT TRUSTEES

                               POSITIONS WITH             TERM OF OFFICE**             PRINCIPAL OCCUPATIONS DURING THE LAST
NAME, ADDRESS, AGE               THE FUND              AND LENGTH OF SERVICE             FIVE YEARS AND OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II+         Co-Chief Executive        Assistant Treasurer since   Senior Vice President, Secretary and Assistant
Age: 40                   Officer, Senior Vice      2000; Co-Chief Executive    Treasurer of RMCI; Senior Vice President,
The Reserve               President and Assistant   Officer and Senior Vice     Secretary and Assistant Treasurer of RMC, and
1250 Broadway             Treasurer                 President since 2005.       Secretary, Assistant Treasurer and Director of
New York, NY 10001                                                              RESRV since 2000; Vice President of RMC, RMCI and
                                                                                RESRV from 1992 to 2000. Former Trustee of Trusts
                                                                                in the Reserve/Hallmark fund complex. Former
                                                                                President of the Trusts.

                               POSITIONS WITH             TERM OF OFFICE**             PRINCIPAL OCCUPATIONS DURING THE LAST
NAME, ADDRESS, AGE               THE FUND              AND LENGTH OF SERVICE             FIVE YEARS AND OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III+       Co-Chief Executive        Senior Vice President and   Chief Operating Officer, Treasurer, Senior Vice
Age: 38                   Officer, Senior Vice      Assistant Secretary since   President and Assistant Secretary of RMCI;
The Reserve               President and Assistant   2000; Co-Chief Executive    President, Treasurer and Assistant Secretary of
1250 Broadway             Secretary                 Officer since 2005.         RMC; Treasurer, Assistant Secretary and Director
New York, NY 10001                                                              of RESRV since 2000; Vice President RMC, RMCI and
                                                                                RESRV from 1997 to 2000. Former Treasurer and
                                                                                Chief Financial Officer of the Trusts.

PATRICK J. FARRELL        Chief Financial Officer   Since 2006                  Chief Financial Officer, Treasurer and Assistant
Age: 46                                                                         Secretary MainStay Funds, Eclipse Funds and
The Reserve                                                                     MainStay VP Funds; Principal Financial Officer
1250 Broadway                                                                   McMoran Funds; Managing Director New York Life
New York, NY 10001                                                              Investment Management

AMY W. BIZAR              Secretary and General     Since 2003                  Vice President and Senior Counsel, Banking and
Age: 60                   Counsel                                               Regulatory Affairs, GE Consumer Finance -
The Reserve                                                                     Americas, from 1998 to 2003.
1250 Broadway
New York, NY 10001

*    MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUND AS DEFINED IN
     SECTION 2(a) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.

+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T. BENT III.

The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's trustees and is available without charge, upon request, for Shareholders by calling toll free: 1-888-823-2867.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, as applicable, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at October 1, 2005 and held for the entire period ending March 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

                                   BEGINNING ACCOUNT VALUE             ENDING ACCOUNT VALUE
                                      SEPTEMBER 30, 2005                   MARCH 31, 2006           EXPENSES PAID DURING PERIOD*
                                 ------------------------------   ------------------------------   ------------------------------
YIELD PLUS FUND CLASS R
Actual                                   $      1,000.00                  $      1,019.75                    $    4.99
Hypothetical                             $      1,000.00                  $      1,019.67                    $    5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

YIELD PLUS FUND CLASS TREASURER'S TRUST
Actual                                   $      1,000.00                  $      1,019.75                    $    2.99
Hypothetical                             $      1,000.00                  $      1,021.79                    $    3.14

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

YIELD PLUS FUND CLASS 25
Actual                                   $      1,000.00                  $      1,019.75                    $    1.25
Hypothetical                             $      1,000.00                  $      1,023.62                    $    1.31

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

YIELD PLUS FUND CLASS 15
Actual                                   $      1,000.00                  $      1,020.94                    $    0.75
Hypothetical                             $      1,000.00                  $      1,024.14                    $    0.79

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                             CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed management that it was resigning as independent accountants for the Reserve Yield Plus Fund (the sole portfolio constituting the Reserve Short-Term Investment Trust) (The "Fund"). PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued reports on the Fund's statement of assets and liabilities as of April 8, 2005. Such report did not contain an adverse opinion or a disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

Through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. Through September 29, 2005, none of the events enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occurred.

The Fund selected KPMG, LLP as its new auditors as of December 28, 2005.

The Fund provided PricewaterhouseCoopers, LLP with a copy of these disclosures and have requested PricewaterhouseCoopers, LLP to furnish the Fund with a letter addressed to the Commission stating whether it agrees with the statements made by the Fund herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust's most recently filed Form N-SAR.

                       FEDERAL TAX INFORMATION (UNAUDITED)

The fund designates the following amount distributed during the fiscal year ended March 31, 2006

Ordinary Income                           $    27,699,011

Long Term                                              --

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's web site at www.sec.gov.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC's web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William Montgoris is the audit committee financial expert and is considered to be independent.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The registrant paid the following amounts to KPMG, LLP, the registrant's principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the last fiscal year:

     2006
     ----
     $27,000

The registrant paid the following amount to PricewaterhouseCoopers, LLP, the registrant's former principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the 2005 fiscal year:

     2005
     ----
     $0

(b) Not applicable.

(c) Tax Fees. The registrant paid the following amount to KPMG, LLP, the registrant's principal accountant, for the preparation of tax returns, tax consultation, research and related items for the last fiscal year:

     2006
     ----
     $5,500

The registrant paid the following amount to PricewaterhouseCoopers, LLP, the registrant's former principal accountant, for the preparation of tax returns, tax consultation, research and related items for the 2005 fiscal year:

     2005
     ----
     $0

(d) Not applicable.

(e) Before KPMG, LLP, the registrant's principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant's Audit Committee. Due to potential time constraints between meetings, the Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's former accountant PricewaterhouseCoopers, LLP for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the 2005 fiscal year.

     2005
     ----
     $0

The following table indicates the aggregate non-audit fees billed by the registrant's accountant KPMG, LLP for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the 2006 fiscal year.

     2006
     ----
     $0


(h)  Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, an audit of the financial statements disclosed that the Funds' procedures for preparing the "Financial Highlights" were not sufficiently detailed to detect and correct errors in certain underlying calculations.

These conditions have been corrected, and the Registrant's internal controls have been revised, subsequent to year-end.

ITEM 12.   EXHIBITS.

(a) (1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Filed herewith.

(a) (2)     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Reserve Short-Term Investment Trust

By:         /s/ Bruce R. Bent II
            -------------------------
            Name:  Bruce R. Bent II
            Title: Co-Chief Executive Officer (Principal Executive Officer)

By:         /s/ Arthur T. Bent III
            -------------------------
            Name: Arthur T. Bent III
            Title: Co-Chief Executive Officer (Principal Executive Officer)

Date:  June 8, 2006


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:         /s/ Bruce R. Bent II
            -------------------------
            Name:  Bruce R. Bent II
            Title: Co-Chief Executive Officer (Principal Executive Officer)

By:         /s/ Arthur T. Bent III
            -------------------------
            Name: Arthur T. Bent III
            Title: Co-Chief Executive Officer (Principal Executive Officer)


By:         /s/ Patrick J. Farrell
            -------------------------
            Name:  Patrick J. Farrell
            Title: Chief Financial Officer (Principal
                   Financial Officer)

Date:  June 8, 2006